Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Consolidated Net Earnings	$ 425,444	$ 288,938	$ 154,294
Defined benefit pension and postretirement plans:
Net loss arising during period, net of tax of $(19,734), $(4,530) and $(39,752), respectively	(31,620)	(7,101)	(62,767)
Amortization of prior service credit, net of tax of $(617), $(731) and $(1,108), respectively	(992)	(1,149)	(1,702)
Amortization of actuarial loss, net of tax of $4,437, $6,551 and $1,490, respectively	7,138	10,299	2,289
Amount recognized in net periodic pension cost due to settlement, net of tax of $44	71
Amount recognized in net periodic pension cost due to special plan termination benefits, net of tax of $293 and $811, respectively	471	1,274
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(24,932)	3,323	(62,180)
Foreign currency translation loss	(898)	(3,542)	(624)
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $541, $509 and $470, respectively	826	771	718
Other Comprehensive Income (Loss), Net of Tax	(25,004)	552	(62,086)
Consolidated comprehensive earnings	400,440	289,490	92,208
Less: Comprehensive earnings (loss) attributable to noncontrolling interests	119	161	(1,348)
Comprehensive Earnings Attributable to Martin Marietta	$ 400,321	$ 289,329	$ 93,556